Significant subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Schedule of Significant Subsidiaries	The following represents the significant subsidiaries of the Group at 31 December 2025, that principally affect the turnover, profit and net assets of the Group. The percentage of share capital shown below represents the aggregate percentage of equity capital directly or indirectly held by Unilever PLC in the company. The companies are incorporated and principally operated in the countries under which they are shown except where stated otherwise.

Country	Name of company	Shareholding
Argentina	Unilever de Argentina S.A.	100%
Australia	Unilever Australia Limited	100%
Brazil	Unilever Brasil Ltda.	100%
Canada	Unilever Canada, Inc.	100%
China	Unilever Services (Hefei) Co. Ltd	100%
England and Wales	Unilever Global IP Ltd	100%
England and Wales	Unilever U.K. Central Resources Limited	100%
England and Wales	Unilever UK & CN Holdings Limited	100%
England and Wales	Unilever U.K. Holdings Limited	100%
England and Wales	Unilever UK Limited	100%
France	Unilever France S.A.S.	100%
Germany	Unilever Deutschland GmbH	100%
Germany	Unilever Deutschland Holding GmbH	100%
India	Hindustan Unilever Limited	62%
Indonesia	PT Unilever Indonesia Tbk	85%
Italy	Unilever Italia Mkt Operations S.R.L.	100%
Mexico	Unilever de Mexico, S. de R.l. de C.V.	100%
Mexico	Unilever Manufacturera S. de R.L. de C.V.	100%
Netherlands	Unilever Europe B.V.	100%
Netherlands	Unilever Nederland B.V.	100%
Netherlands	Mixhold B.V.	100%
Netherlands	Unilever Finance Netherlands B.V.	100%
Netherlands	Unilever International Holdings B.V.	100%
Netherlands	Unilever IP Holdings B.V.	100%
Netherlands	UNUS Holding B.V.	100%
Pakistan	Unilever Pakistan Limited	99%
Philippines	Unilever Philippines, Inc.	100%
Singapore	Unilever Asia Private Limited	100%
South Africa	Unilever South Africa (Pty) Limited	100%
Switzerland	Unilever Finance International AG	100%
Thailand	Unilever Thai Trading Limited	100%
Turkey	Unilever Sanayi ve Ticaret Turk A.S.	100%
United States of America	Conopco, Inc.	100%
United States of America	Nutraceutical Wellness, Inc.	100%
United States of America	Paula's Choice, Inc.	100%
United States of America	The LIV Group, Inc.	100%
United States of America	Unilever Capital Corporation	100%
United States of America	Unilever North America Supply Chain Company LLC	100%
United States of America	Unilever United States, Inc.	100%
Vietnam	Unilever Vietnam International Company Limited	100%